N-4	Oct. 23, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT IV
Entity Central Index Key	0001209501
Entity Investment Company Type	N-4
Document Period End Date	Oct. 23, 2023
Amendment Flag	false
New York Life Premier Variable Annuity - FP Series
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first Payment Year declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first Payment Year, you could pay a surrender charge of up to
$8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.39%	1.43%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Premium Payment (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2022 and will change from year to year.
3 As a percentage of the guarantee under the optional benefit.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first Payment Year declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first Payment Year, you could pay a surrender charge of up to
$8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.39%	1.43%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Premium Payment (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2022 and will change from year to year.
3 As a percentage of the guarantee under the optional benefit.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Accumulation Value (Minimum Base Contract Charge) and as a percentage of Premium Payment (Maximum Base Contract Charge).[1] As a percentage of Accumulation Value(Minimum Base Contract Charge) and as a percentage of Premium Payment (Maximum Base Contract Charge).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.43%
Investment Options Footnotes [Text Block]	As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2022 and will change from year to year.[2] As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2022 and will change from year to year.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.15%
Optional Benefits Footnotes [Text Block]	As a percentage of the guarantee under the optional benefit.[3] As a percentage of the guarantee under the optional benefit.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,428.88	HIGHEST ANNUAL COST $3,254.38

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract Charges, optional benefits,
and Portfolio fees and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,428.88
Highest Annual Cost [Dollars]	$ 3,254.38
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the Investment Preservation Rider – FP
Series, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g.,Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the New York Life Annuities Service Center at
800-762-6212.
PRINCIPAL RISKS

Investment Restrictions [Text Block]	•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment Divisions, plus the Fixed Account, some of which may not be available under your policy.•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.•Certain optional benefits may limit withdrawals or other rights under the policy.•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.•You are required to have a minimum Accumulation Value for some optional benefits.•We may modify or discontinue an optional benefit at any time.•Some optional benefits cannot be cancelled without surrendering your policy.•The amount of death benefit available under certain optional benefits may vary depending on the date of death. Certain optional benefits may offer a lesser death benefit at issue and require that the policy be held for a minimum waiting period before the greater death benefit will be payable. If you die before the end of the minimum waiting period, the death benefit will be less than the greater death benefit available after the minimum waiting period. Additionally, where there is a reset of certain optional benefit riders, a new minimum waiting period will be required before the greater death benefit will be payable. If you die before the end of the new minimum waiting period, the death benefit may be less than the greater death benefit available after the new minimum waiting period.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the specific payment arrangements of the broker-dealer your registered representative works for. This compensation may differ from the compensation paid by other companies for sales of their products. Differences in compensation have the potential to influence the recommendation made by your registered representative or broker-dealer. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Text Block]	Table Of Fees And Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender, or make withdrawals from the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Payment Year	1	2	3	4	5	6	7	8+
Surrender Charge	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Policy Expenses Base Contract Charges (Without Optional Benefits)
	Policies with Accumulation Value-based Base Contract Charges[1]		Policies with Premium-based Base Contract Charges[2]
Administrative Expense[3]	$30		$30
Base Contract Expenses[4]	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.20% (During the Surrender Charge Period for the initial premium)	1.20% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)
	1.00% (After the Surrender Charge Period for the initial premium)	1.00% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)
1As an annualized percentage of daily Variable Accumulation Value.[2]As an annualized percentage of Adjusted Premium Payments.[3]We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary.[4]We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	7 Year Holding Period*	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Charge if you elect an IPR Reset and the Rider Reset Effective Date is on or after November 13, 2023** (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	7 Year Holding Period*	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS – Annual Death Benefit Reset (ADBR) Rider”).		1.00%	0.25%
* The 7 Year Holding Period is only available with applications signed on or after November 13, 2023. ** For Annual Charges for IPR resets elected prior to November 13, 2023, see APPENDIX 3. The following table applies to Optional Benefits that are no longer available for purchase:
IPR (Policies applied for before May 1, 2019)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset and the Rider Reset Effective Date is on or after November 13, 2023* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR resets elected prior to November 13, 2023, see APPENDIX 3.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.39%	1.43%
After fee waivers and expense reimbursements[2]	0.28%	1.32%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.2Fee waivers and expense reimbursements are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Portfolio company.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSCharges for Investment Preservation Rider – FP Series (“IPR”) for policies with an application signed before May 1, 2019 is as follows:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Charges for Investment Preservation Rider – FP Series (“IPR”) for policies with an application signed on or after May 1, 2019 and on or before November 12, 2023, is as follows:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.90%
	12 Year Holding Period	1.50%	0.80%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
The following applies for elections of an IPR Reset with the Rider Reset Effective Date on or before November 12, 2023:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.90%
	12 Year Holding Period	1.50%	0.80%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
The percentages applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or before April 30, 2023 are:
IPR GUARANTEE Percentages
Holding Period	Percentage
10 Year Holding Period	100%
11 Year Holding Period	100%
12 Year Holding Period	100%
13 Year Holding Period	100%
14 Year Holding Period	100%
15 Year Holding Period	100%
20 Year Holding Period	150%
The percentages applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or after May 1, 2023 and on or before November 12, 2023 are:
Holding Period	Percentage
10 Year Holding Period	105%
11 Year Holding Period	105%
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%

Transaction Expenses [Table Text Block]	Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year. 8.00 300200
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]

Annual Policy Expenses

Base Contract Charges (Without Optional Benefits)

30301.201.201.301.301.001.001.101.10

1As an annualized percentage of daily Variable Accumulation Value.

2As an annualized percentage of Adjusted Premium Payments.

[3]

We call this fee the "Annual Policy Service Charge" in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary.

[4]

We call this the "Mortality and Expense Risk and Administrative Costs Charge (M&E)" in your policy and elsewhere in this prospectus.

Administrative Expense, Footnotes [Text Block]	We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary.
Base Contract Expense, Footnotes [Text Block]	We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.39%	1.43%
After fee waivers and expense reimbursements[2]	0.28%	1.32%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.2Fee waivers and expense reimbursements are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Portfolio company.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.43%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.
Surrender Example [Table Text Block]
If you surrender your policy at the end of the applicable time period:	$11,458.99	$18,180.52	$24,905.35	$42,112.72

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,458.99
Surrender Expense, 3 Years, Maximum [Dollars]	18,180.52
Surrender Expense, 5 Years, Maximum [Dollars]	24,905.35
Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,112.72
Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:	$11,458.99	$12,646.91	$21,151.97	$42,112.72

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 11,458.99
Annuitized Expense, 3 Years, Maximum [Dollars]	12,646.91
Annuitized Expense, 5 Years, Maximum [Dollars]	21,151.97
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 42,112.72
No Surrender Example [Table Text Block]
If you do not surrender your policy:	$4,201.50	$12,646.91	$21,151.97	$42,112.72

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,201.50
No Surrender Expense, 5 Years, Maximum [Dollars]	$ 21,151.97
Item 5. Principal Risks [Table Text Block]	Principal Risks
This section is intended to summarize the principal risks of investing in the policy. Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolios’ investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at (800) 762-6212 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision. Liquidity Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your last premium payment. They will reduce the value of your policy if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon. Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal.•the IPR requires that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider. If you take withdrawals during the Holding Period, the benefit provided by the IPR will be reduced proportionally by any withdrawals you make during the Holding Period. If your Accumulation Value is less than amount guaranteed by the IPR at the time the withdrawal is requested, the reduction in your guaranteed amount will be greater than the dollar amount withdrawn. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. In addition, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories).•The IPR Death Benefit that is payable under the IPR may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the Guaranteed Amount under the IPR. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – Investment Preservation Rider – FP Series for more information on IPR Death Benefit calculations.)•The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Other variable annuity policies, with features not available under this policy, are offered by NYLIAC through other broker-dealers. In addition, some optional features of the policy may not be available when purchased through certain broker-dealers. Ask your registered representative for more information. If a particular optional feature that interests you is not available through your broker-dealer, you may want to contact another broker-dealer to explore its availability. Investment Restrictions. There are restrictions that may limit the investments that you may choose if you choose the IPR. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.) Fees and Charges. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market. Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable. DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 1-800-762-6212. Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under The Policies
The following tables summarize information about the benefits available under the policy.STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
For policy owners who are
age 80 or younger when the
policy is issued, the Standard
Death Benefit guarantees
that your beneficiaries will
receive the greater of: (i) your
Accumulation Value; (ii) the
Return of Premium Death
Benefit; or (iii) for policies
applied for 5/1/2020 and
after, the Step–up Death
Benefit. For policy owners
age 81 to 85 when the policy
is issued, the Standard
Death Benefit guarantees
that your beneficiaries will
receive the greater of: (i) your
Accumulation Value; or
(ii) the Return of Premium
Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
OPTIONAL DEATH BENEFIT AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary(or as
of the Policy Date if within
the first Policy Year,
deducted quarterly)

•Only available at the time
of application.
•Resets will continue on
Reset Anniversaries until
the Owner(or Annuitant if
the Owner is not a natural
person) is age 85.
•In certain jurisdictions, an
ownership change or
assignment will terminate
the benefit.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•You cannot cancel the rider
without surrendering the

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
policy.
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider – FP Series Death Benefit
A death benefit that is
available if you purchase the
IPR.

The IPR guarantees that
your beneficiaries will receive
the greater of: (i) the
Standard Death Benefit;
(ii) any death benefit
available under any other
rider attached to your policy;
or (iii) the IPR Death Benefit.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application.
•The IPR Death Benefit that
is payable under the IPR
may require that the Owner
hold the policy for a
minimum waiting period
before the IPR Death
Benefit equals the
Guaranteed Amount under
the IPR. If the Owner dies
prior to the end of that
required waiting period, the
IPR Death Benefit will be
equal to the first policy year
premiums less any
proportional withdrawals.
(See DESCRIPTION OF
BENEFITS – Investment
Preservation Rider – FP
Series for more information
on IPR Death Benefit
calculations.)
•Similarly, if an IPR Reset is
elected, a new waiting
period, as applicable, will
begin before the
Guaranteed Amount is
payable as the IPR Death
Benefit. If the Owner dies
prior to the end of the new
applicable waiting period,
the IPR Death Benefit will
be equal to the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the IPR
will continue and the IPR

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Death Benefit will not be
paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR FP
Series” for more
information about the
restrictions and limitations
applicable to the IPR.
•Not available in certain
jurisdictions. See
APPENDIX 2 – State
Variations.

OPTIONAL LIVING BENEFIT AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider – FP Series
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application.
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•The rider is irrevocable,
and cannot be cancelled
after a 30 day right to
examine period.
•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1B and
1C.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Reset. •IPR Reset rights may be suspended or discontinued and are subject to age limits.
OTHER OPTIONAL BENEFITS INCLUDED WITH ALL POLICIES AT NO ADDITIONAL COST
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit / Unemployment Rider
Waives Surrender Charges if
the Owner experiences
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.
None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•For the Disability portion of
the rider, any withdrawal
after your 66th birthday will
not be eligible for the rider
benefit and surrender
charges may apply.
•A determination letter from
your state’s Department of
Labor is required for
unemployment benefit.
•Unemployment must be for
at least 60 consecutive
days.
•If the Owner(s) is not a
natural person, all
restrictions and benefits of
the rider are based on the
Annuitant.
•Rider benefits and
requirements to qualify for
the rider benefits may not
be the same in all
jurisdictions.

Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value(either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option,
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
	Division at a pre–set level.		and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option, or with
IPR.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account
Allows you to set up
automatic dollar cost
averaging using the DCA
Advantage Account when an
initial premium payment or a
subsequent premium
payment is made. The DCA
Advantage Account transfers
amounts automatically to the
Investment Divisions you
choose in six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.
None
•DCA Advantage Account
duration may not extend
beyond the Annuity
Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account;
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Page
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Account (including principal and interest) are payable from NYLIAC's general account and are subject to its claims-paying ability.
Interest Sweep	Automatically transfers interest earned on the Fixed Account to be transferred to one or any combination of Investment Divisions.	None
•Frequency of the transfers
can be monthly, quarterly,
semi–annually, or annually.
•You must have a minimum
of $2,500 in the Fixed
Account to elect this option
and a minimum of $2,000
to continue as scheduled.

Guaranteed Minimum Death Benefit [Text Block]	For policy owners who are age 80 or younger when the policy is issued, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; (ii) the Return of Premium Death Benefit; or (iii) for policies applied for 5/1/2020 and after, the Step–up Death Benefit. For policy owners age 81 to 85 when the policy is issued, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; or (ii) the Return of Premium Death Benefit.
Item 17. Portfolio Companies (N-4) [Text Block]	Portfolios Available Under the PolicyThe following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at 800-762-6212 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased the Investment Preservation Rider, you may not be able to invest in certain Portfolios. Your available Allocation Options are listed in APPENDIX 1B.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at 800-762-6212 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased the Investment Preservation Rider, you may not be able to invest in certain Portfolios. Your available Allocation Options are listed in APPENDIX 1B.
Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management Inc.	0.92%	(7.93)%	5.75%	8.97%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	(5.97)%	4.97%	7.23%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.78%	(14.68)%	(0.58)%	0.72%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	(6.22)%	(6.60)%	(3.68)%
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.75%	(12.27)%	1.97%	4.08%
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	(2.74)%	6.85%	8.86%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.85%	(17.85)%	4.08%	7.79%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.91%	5.31%	8.63%	8.29%
Non–Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	(1.49)%	2.35%	2.84%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.83%	(14.64)%	3.72%	6.88%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	(13.73)%	2.67%	5.52%
Alternatives	MainStay VP IQ Hedge Multi-Strategy — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.32%	(8.70)%	(0.88)%	(1.60)%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	(16.60)%	6.46%	8.21%
Non–Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	(12.89)%	8.93%	9.77%
Investment Grade Bond	MainStay VP MacKay Government — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	(11.51)%	(0.93)%	(0.02)%
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Non–Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	(8.29)%	2.41%	3.97%
Non–Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	(7.47)%	0.95%	1.91%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.77%	(13.91)%	2.79%	5.45%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.83%	35.84%	10.78%	3.67%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	0.96%	(11.68)%	1.80%	0.68%
International/ Global Equity	MainStay VP PineStone International Equity — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	(26.63)%	1.69%	4.89%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	(18.40)%	9.00%	12.04%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	(26.67)%	5.18%	8.61%
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments] / Subadviser: NYL Investors	0.28%	1.29%	0.94%	0.52%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	(20.71)%	2.54%	8.79%
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	(21.03)%	0.34%	4.89%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.82%	(20.87)%	6.73%	11.13%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	(31.34)%	9.95%	12.65%
Large Cap Equity	AB VPS Relative Value Portfolio (formerly AB VPS Growth and Income Portfolio) — Class B Adviser: AllianceBernstein L.P.	0.84%	(4.42)%	7.82%	11.09%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	(13.66)%	5.06%	7.87%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.71%	(12.75)%	0.51%	1.12%
International/ Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	(29.69)%	2.54%	6.58%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	(30.11)%	10.86%	13.38%
International/ Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	(22.25)%	2.07%	4.02%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.75%	(8.69)%	6.84%	11.08%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadviser: BlackRock (Singapore) Limited	1.01%	(16.07)%	3.25%	4.81%
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Non–Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.80%	(10.56)%	2.35%	3.85%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	(46.52)%	4.83%	10.90%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.93%	(23.06)%	9.06%	11.08%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: ClearBridge Investments, LLC	0.97%	(12.64)%	9.38%	N/A
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2+ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)] / Subadviser: Threadneedle International Limited	1.00%	18.70%	7.37%	N/A
Non–Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	(16.16)%	(1.87)%	0.43%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.75%	(17.20)%	0.20%	1.15%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.13%	(8.97)%	4.74%	9.45%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	(12.35)%	4.04%	8.92%
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	(7.74)%	2.50%	2.14%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	(13.38)%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.85%	(26.49)%	8.39%	11.15%
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.17%	(20.37)%	1.46%	4.35%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.76%	(5.25)%	7.88%	9.91%
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	(15.06)%	4.37%	6.66%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	(38.32)%	12.80%	14.81%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	(12.62)%	N/A	N/A
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	(16.21)%	N/A	N/A
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.65%	(13.21)%	0.38%	1.28%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.86%	(14.97)%	5.68%	9.69%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: LMPFA/ Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.90%	(16.82)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.87%	(16.03)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.84%	(14.99)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.85%	(13.29)%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	(13.18)%	N/A	N/A
International/ Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.16%	(18.50)%	1.26%	4.15%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco.	1.12%	(16.04)%	6.74%	10.60%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.96%	(16.15)%	9.35%	13.10%
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.89%	(19.61)%	6.29%	8.88%
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.15%	(23.75)%	2.77%	7.56%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	(16.69)%	8.18%	11.15%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	(9.00)%	7.32%	10.59%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.21%	(17.80)%	2.43%	4.42%
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	(17.43)%	8.62%	11.41%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.07%	(27.22)%	(1.68)%	3.06%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	(28.83)%	6.77%	9.95%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	0.92%	(7.87)%	1.67%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.11%	(10.24)%	0.22%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.77%	(5.84)%	(0.02)%	0.32%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.77%	(14.39)%	(0.28)%	0.82%
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: LMPFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	(17.28)%	(0.80)%	N/A

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2022 reflect temporary fee reductions under such an arrangement.
New York Life Premier Variable Annuity - FP Series | LiquidityRisksMember
Prospectus:
Principal Risk [Text Block]	Liquidity Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your last premium payment. They will reduce the value of your policy if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon.
New York Life Premier Variable Annuity - FP Series | ConditionsToPolicyBenefitsMember
Prospectus:
Principal Risk [Text Block]	Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal.•the IPR requires that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider. If you take withdrawals during the Holding Period, the benefit provided by the IPR will be reduced proportionally by any withdrawals you make during the Holding Period. If your Accumulation Value is less than amount guaranteed by the IPR at the time the withdrawal is requested, the reduction in your guaranteed amount will be greater than the dollar amount withdrawn. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. In addition, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories).•The IPR Death Benefit that is payable under the IPR may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the Guaranteed Amount under the IPR. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – Investment Preservation Rider – FP Series for more information on IPR Death Benefit calculations.)•The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.
New York Life Premier Variable Annuity - FP Series | AlternativesToThePolicyMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Other variable annuity policies, with features not available under this policy, are offered by NYLIAC through other broker-dealers. In addition, some optional features of the policy may not be available when purchased through certain broker-dealers. Ask your registered representative for more information. If a particular optional feature that interests you is not available through your broker-dealer, you may want to contact another broker-dealer to explore its availability.
New York Life Premier Variable Annuity - FP Series | InvestmentRestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions. There are restrictions that may limit the investments that you may choose if you choose the IPR. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy.
New York Life Premier Variable Annuity - FP Series | PotentiallyHarmfulTransferActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.)
New York Life Premier Variable Annuity - FP Series | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market.
New York Life Premier Variable Annuity - FP Series | FixedAccountRatesMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable.
New York Life Premier Variable Annuity - FP Series | DCAAdvantageAccountRatesMember
Prospectus:
Principal Risk [Text Block]	DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable.
New York Life Premier Variable Annuity - FP Series | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.
New York Life Premier Variable Annuity - FP Series | RisksAffectingOurAdministrationOfYourPolicyMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
New York Life Premier Variable Annuity - FP Series | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Principal Risk [Text Block]	Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolios’ investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at (800) 762-6212 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision.
New York Life Premier Variable Annuity - FP Series | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash. Surrender charges apply for up to 7 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the Investment Preservation Rider – FP Series, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
New York Life Premier Variable Annuity - FP Series | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g.,Portfolios) and guaranteed options (e.g., the Fixed Account and DCA Advantage Account) you choose.•Each investment option has its own unique risks.•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA Advantage Account before making an investment decision.
New York Life Premier Variable Annuity - FP Series | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 800-762-6212.
Principal Risk [Text Block]	Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 1-800-762-6212.
New York Life Premier Variable Annuity - FP Series | MainstayVPAmericanCenturySustainableEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP American Century Sustainable Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life InvestmentManagement LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	8.97%
New York Life Premier Variable Annuity - FP Series | MainstayVPBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(5.97%)
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	7.23%
New York Life Premier Variable Annuity - FP Series | MainstayVPBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.72%
New York Life Premier Variable Annuity - FP Series | MainstayVPCBREGlobalInfrastructurePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP CBRE Global Infrastructure — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(6.22%)
Average Annual Total Returns, 5 Years [Percent]	(6.60%)
Average Annual Total Returns, 10 Years [Percent]	(3.68%)
New York Life Premier Variable Annuity - FP Series | MainstayVPConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Conservative Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(12.27%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.08%
New York Life Premier Variable Annuity - FP Series | MainstayVPEpochUSEquityYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Epoch U.S. Equity Yield — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. (“Epoch”)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(2.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	8.86%
New York Life Premier Variable Annuity - FP Series | MainstayVPEquityAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Equity Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(17.85%)
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	7.79%
New York Life Premier Variable Annuity - FP Series | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Fidelity Institutional AM® Utilities — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	FIAM LLC (“FIAM”)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	8.29%
New York Life Premier Variable Annuity - FP Series | MainstayVPFloatingRatePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Floating Rate — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(1.49%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	2.84%
New York Life Premier Variable Annuity - FP Series | MainstayVPGrowthAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Growth Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(14.64%)
Average Annual Total Returns, 5 Years [Percent]	3.72%
Average Annual Total Returns, 10 Years [Percent]	6.88%
New York Life Premier Variable Annuity - FP Series | MainstayVPIncomeBuilderPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Income Builder — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch and MacKay Shields LLC (“MacKay”)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	5.52%
New York Life Premier Variable Annuity - FP Series | MainstayVPIQHedgeMultiStrategyPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	MainStay VP IQ Hedge Multi-Strategy — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ Advisors LLC (“IndexIQ”)
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	(8.70%)
Average Annual Total Returns, 5 Years [Percent]	(0.88%)
Average Annual Total Returns, 10 Years [Percent]	(1.60%)
New York Life Premier Variable Annuity - FP Series | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Janus Henderson Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC (“Janus Henderson”)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.60%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	8.21%
New York Life Premier Variable Annuity - FP Series | MainstayVPMackayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay Convertible — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	9.77%
New York Life Premier Variable Annuity - FP Series | MainstayVPMackayGovernmentPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay Government — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(11.51%)
Average Annual Total Returns, 5 Years [Percent]	(0.93%)
Average Annual Total Returns, 10 Years [Percent]	(0.02%)
New York Life Premier Variable Annuity - FP Series | MainstayVPMackayHighYieldCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay High Yield Corporate Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.29%)
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	3.97%
New York Life Premier Variable Annuity - FP Series | MainstayVPMackayStrategicBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay Strategic Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(7.47%)
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.91%
New York Life Premier Variable Annuity - FP Series | MainstayVPModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Moderate Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.91%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	5.45%
New York Life Premier Variable Annuity - FP Series | MainstayVPNaturalResourcesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Natural Resources — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC ("NIMNA")
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.84%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	3.67%
New York Life Premier Variable Annuity - FP Series | MainstayVPPIMCORealReturnPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP PIMCO Real Return — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(11.68%)
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	0.68%
New York Life Premier Variable Annuity - FP Series | MainStayVPPineStoneInternationalEquityServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(26.63%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	4.89%
New York Life Premier Variable Annuity - FP Series | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP S&P 500 Index — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(18.40%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	12.04%
New York Life Premier Variable Annuity - FP Series | MainstayVPSmallCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Small Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Brown Advisory, LLC and Segall Bryant & Hamill, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(26.67%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.61%
New York Life Premier Variable Annuity - FP Series | MainstayVPUSGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	MainStay VP U.S. Government Money Market — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.52%
New York Life Premier Variable Annuity - FP Series | MainstayVPWellingtonMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Mid Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(20.71%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	8.79%
New York Life Premier Variable Annuity - FP Series | MainstayVPWellingtonSmallCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Small Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(21.03%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	4.89%
New York Life Premier Variable Annuity - FP Series | MainstayVPWellingtonUSEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Wellington U.S. Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(20.87%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	11.13%
New York Life Premier Variable Annuity - FP Series | MainstayVPWinslowLargeCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Winslow Large Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(31.34%)
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	12.65%
New York Life Premier Variable Annuity - FP Series | ABVPSRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio (formerly AB VPS Growth and Income Portfolio) — Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.09%
New York Life Premier Variable Annuity - FP Series | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
New York Life Premier Variable Annuity - FP Series | AmericanFundsISTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America®— Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
New York Life Premier Variable Annuity - FP Series | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS Global Small Capitalization Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
New York Life Premier Variable Annuity - FP Series | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
New York Life Premier Variable Annuity - FP Series | AmericanFundsISNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS New World Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
New York Life Premier Variable Annuity - FP Series | AmericanFundsISWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors FundSM — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
New York Life Premier Variable Annuity - FP Series | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC (“BlackRock”)
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
New York Life Premier Variable Annuity - FP Series | BlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	BlackRock® High Yield V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(10.56%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	3.85%
New York Life Premier Variable Annuity - FP Series | BNYMellonIPTechnologyGrowthPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	NIMNA
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(46.52%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	10.90%
New York Life Premier Variable Annuity - FP Series | BNYMellonSustainableUSEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(23.06%)
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	11.08%
New York Life Premier Variable Annuity - FP Series | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio — Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.64%)
Average Annual Total Returns, 5 Years [Percent]	9.38%
New York Life Premier Variable Annuity - FP Series | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC (“Columbia”)
Portfolio Company Subadviser [Text Block]	Threadneedle International Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	7.37%
New York Life Premier Variable Annuity - FP Series | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(16.16%)
Average Annual Total Returns, 5 Years [Percent]	(1.87%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
New York Life Premier Variable Annuity - FP Series | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(17.20%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.15%
New York Life Premier Variable Annuity - FP Series | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Small Cap Value Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(8.97%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	9.45%
New York Life Premier Variable Annuity - FP Series | DelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.35%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
New York Life Premier Variable Annuity - FP Series | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP — Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	RREEF America LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
New York Life Premier Variable Annuity - FP Series | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
New York Life Premier Variable Annuity - FP Series | FidelityVIPContrafundSMPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
New York Life Premier Variable Annuity - FP Series | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(20.37%)
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	4.35%
New York Life Premier Variable Annuity - FP Series | FidelityVIPEquityIncomePortfolioSMServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.25%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
New York Life Premier Variable Annuity - FP Series | FidelityVIPFundsMangers60PortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.06%)
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	6.66%
New York Life Premier Variable Annuity - FP Series | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
New York Life Premier Variable Annuity - FP Series | FidelityVIPHealthCarePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
New York Life Premier Variable Annuity - FP Series | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(16.21%)
New York Life Premier Variable Annuity - FP Series | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
New York Life Premier Variable Annuity - FP Series | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
New York Life Premier Variable Annuity - FP Series | FranklinTempletonAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. (“Franklin Advisers”)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
New York Life Premier Variable Annuity - FP Series | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
New York Life Premier Variable Annuity - FP Series | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
New York Life Premier Variable Annuity - FP Series | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.29%)
New York Life Premier Variable Annuity - FP Series | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.18%)
New York Life Premier Variable Annuity - FP Series | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.15%
New York Life Premier Variable Annuity - FP Series | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
New York Life Premier Variable Annuity - FP Series | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
New York Life Premier Variable Annuity - FP Series | JanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(19.61%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	8.88%
New York Life Premier Variable Annuity - FP Series | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company (“MFS”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(23.75%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	7.56%
New York Life Premier Variable Annuity - FP Series | MFSInvestorsTrustSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Investors Trust Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(16.69%)
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	11.15%
New York Life Premier Variable Annuity - FP Series | MFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid CapEquity
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	10.59%
New York Life Premier Variable Annuity - FP Series | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
New York Life Premier Variable Annuity - FP Series | MFSResearchSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Research Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(17.43%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.41%
New York Life Premier Variable Annuity - FP Series | MorganStanleyVIFUSRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(27.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.68%)
Average Annual Total Returns, 10 Years [Percent]	3.06%
New York Life Premier Variable Annuity - FP Series | NeubergerBermanAMTMidCapGrowthPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(28.83%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.95%
New York Life Premier Variable Annuity - FP Series | PIMCOVITIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(7.87%)
Average Annual Total Returns, 5 Years [Percent]	1.67%
New York Life Premier Variable Annuity - FP Series | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(10.24%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
New York Life Premier Variable Annuity - FP Series | PIMCOVITLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
New York Life Premier Variable Annuity - FP Series | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
New York Life Premier Variable Annuity - FP Series | WesternAssetCorePlusVITPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(17.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.80%)
New York Life Premier Variable Annuity - FP Series | IPR7YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New York Life Premier Variable Annuity - FP Series | IPR10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | IPR11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | IPR12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | IPR13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | IPR14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPR15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | IPR20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset11YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | IPRResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPRR7YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New York Life Premier Variable Annuity - FP Series | IPRR10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | IPRR11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | IPRR12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | IPRR13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | IPRR14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPRR15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | IPRR20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | AnnualDeathBenefitResetADBRRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Purpose of Benefit [Text Block]	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•Resets will continue on Reset Anniversaries until the Owner(or Annuitant if the Owner is not a natural person) is age 85.•In certain jurisdictions, an ownership change or assignment will terminate the benefit.•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).•You cannot cancel the rider without surrendering the NAME OFBENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OFRESTRICTIONS/LIMITATIONSpolicy.
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Operation of Benefit [Text Block]	Annual Death Benefit Reset RiderYou may enhance your Policy’s Standard Death Benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application, in jurisdictions where approved. You cannot cancel this Rider without surrendering your policy. The rider is not available for Inherited Non-Qualified polices. If you purchase this rider and you die prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment at the New York Life Annuities Service Center. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. With this rider, your death benefit will be the greater of: (a)the Standard Death Benefit payable under the policy (See “DESCRIPTION OF BENEFITS –The Standard Death Benefit–Death Before Annuity Commencement”); or(b)the “ADBR Reset Value”, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary,” less proportional withdrawals (“ADBR Reset Value Proportional Reductions”) made since the most recent Reset Anniversary; or(c)any death benefit available under any other rider attached to the policy.We automatically calculate the ADBR Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until, for Policies applied for on or after May 1, 2019, you reach age 85 and, for Policies applied for before May 1, 2019, until you reach age 80 (or the Annuitant if the Owner is not a natural person). For policies owned by a grantor trust applied for on or after May 1, 2019, the ADBR Reset Value will be calculated until any grantor reaches age 85, and for Policies applied for before May 1, 2019, reaches age 80. On the First Policy Anniversary, the ADBR Reset Value is defined as the greater of (a) the Accumulation Value on the first Policy Anniversary; and (b) the Return of Premium Death Benefit. The ADBR Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary; and (b) the ADBR Reset Value on the prior Reset Anniversary, plus any premium payments applied since the prior Reset Anniversary, less any ADBR Reset Value Proportional Reductions since the prior Reset Anniversary. The rider benefit will no longer reset after the Owner’s death or for grantor trust owned policies, the death of any grantor. The only exception is if the policy remains in-force under the spousal option provision of the Policy, if available. If the Owner is not a natural person, or a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate and no ADBR Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” section of this Prospectus. An ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (including applicable surrender charges), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the ADBR Reset Value immediately preceding the withdrawal.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the ADBR Rider works for an owner who is age 63. The current annual rider charge is 0.25% (for policies applied for on and after May 1, 2016) of the ADBR Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, we have assumed the following: (1)you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made)(2)the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Policy Year 1 ADBR Reset Value)(3)the current Accumulation Value is $240,000(4)you make a withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)(5)you die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal(6)the Accumulation Value on the date we receive the necessary requirements to pay the death benefit is $225,000 ($240,000 – $15,000)(7)the charge for the ADBR Rider is assessed (for policies applied for on and after May 1, 2016): 0.25% annually (0.0625% per quarter)(8)the Death Benefit is the greatest of:a)the Accumulation Value= $225,000b)the Return of Premium Death Benefit= $187, 500 calculated as described below:To calculate the Return of Premium Death Benefit, you must first determine the value of any Return of Premium Death Benefit Proportional Withdrawal. The Return of Premium Death Benefit Proportional Withdrawal equals the amount of partial withdrawals ($15,000) divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal ($200,000): •($15,000/$240,000) x $200,000 = $12,500 is the proportional reduction.The total amount of premium payments made under the policy ($200,000) minus the Return of Premium Death Benefit Proportional Withdrawal ($12,500) equals the Return of Premium Death Benefit ($187,500). c)the Policy Year 2 ADBR Reset Value, which is the greatest of:1.the Accumulation Value= $225,0002.the prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments made since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625).= $234,375 calculated as described below:To calculate the ADBR Reset Value, you must first determine the value of any ADBR Reset Value Proportional Reduction. The ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, ($15,000), divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the ADBR Reset Value immediately preceding the withdrawal ($250,000). •($15,000/$240,000) x $250,000 = $15,625.The prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625) equals $234,375.00 In this example, your Beneficiary would receive $234,375.00. The ADBR Rider ends upon the earliest of the following: 1)the Annuity Commencement Date,2)the date you surrender the policy,3)an ownership change or assignment of the policy, other than as described in the rider, or4)the date we terminate the policy.Notwithstanding the foregoing, if your spouse, as the sole primary Beneficiary, elects to continue the policy as the new Owner upon your death, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new Owner had purchased the policy on the original Policy Date. You cannot cancel this Rider without surrendering your policy.
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRiderFPSeriesDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Investment Preservation Rider – FP Series Death Benefit
Purpose of Benefit [Text Block]	A death benefit that is available if you purchase the IPR.The IPR guarantees that your beneficiaries will receive the greater of: (i) the Standard Death Benefit; (ii) any death benefit available under any other rider attached to your policy; or (iii) the IPR Death Benefit.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•The IPR Death Benefit that is payable under the IPR may require that the Owner hold the policy for a minimum waiting period before the IPR Death Benefit equals the Guaranteed Amount under the IPR. If the Owner dies prior to the end of that required waiting period, the IPR Death Benefit will be equal to the first policy year premiums less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – Investment Preservation Rider – FP Series for more information on IPR Death Benefit calculations.)•Similarly, if an IPR Reset is elected, a new waiting period, as applicable, will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If the Owner dies prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals.•Only payable if the Owner’s spouse does not elect to continue the policy pursuant to its spousal continuance option. If the Owner’s spouse elects to continue the policy, the IPR will continue and the IPR NAME OFBENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OFRESTRICTIONS/LIMITATIONSDeath Benefit will not be paid.•See the next table “OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE—IPR FP Series” for more information about the restrictions and limitations applicable to the IPR.•Not available in certain jurisdictions. See APPENDIX 2 – State Variations.
Name of Benefit [Text Block]	Investment Preservation Rider – FP Series Death Benefit
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRiderFPSeriesMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Investment Preservation Rider – FP Series
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•You should not select this rider unless you intend to keep the policy for at least as long as the Holding Period you’ve selected.•The rider is irrevocable, and cannot be cancelled after a 30 day right to examine period.•Provides no benefit if you surrender the policy before the end of the Holding Period.•Restricts the availability of certain investment options. See APPENDIX 1B and 1C.•Premium payments are only permitted (a) in the first Policy Year or (b) after a specified Holding Period.•Withdrawals could significantly reduce the benefit (possibly by an amount greater than the actual amount withdrawn).•An IPR Reset starts a new Holding Period. New annual charges may apply after you elect an IPR NAME OF BENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONSReset.•IPR Reset rights may be suspended or discontinued and are subject to age limits.
Name of Benefit [Text Block]	Investment Preservation Rider – FP Series
New York Life Premier Variable Annuity - FP Series | LivingNeedsBenefitUnemploymentRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Purpose of Benefit [Text Block]	Waives Surrender Charges if the Owner experiences certain “qualifying events” such as: (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability. If the Owner becomes unemployed, the rider waives Surrender Charges on a one-time withdrawal of up to 50% of your Accumulation Value.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.•Qualifying Event (as defined in the rider) must occur after the Policy Date.•Not available if any Owner has attained age 86 on the Policy Date.•For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply.•A determination letter from your state’s Department of Labor is required for unemployment benefit.•Unemployment must be for at least 60 consecutive days.•If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.•Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions.
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Operation of Benefit [Text Block]	Living Needs Benefit/Unemployment RiderThis rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. We include a Living Needs Benefit/Unemployment Rider for all types of policies. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available. The Living Needs Benefit/Unemployment Rider will waive all surrender charges (or a portion of surrender charges in the case of Unemployment), if you provide satisfactory proof that the Owner has experienced a Qualifying Event (as defined below). In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. For the Unemployment portion of the rider, we will waive surrender charges on a one-time withdrawal of up to 50% of your Accumulation Value. Surrender charges will apply on amounts withdrawn in excess of that amount and on subsequent withdrawals. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant. The types of Qualifying Events are defined as follows: (a)Health Care Facility (defined as a state licensed/certified nursing home/assisted living facility): The Owner is enrolled and living in a Health Care Facility for 60 consecutive days. A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.(b)Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.(c)Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months. We may require proof of continued disability as of the date of the withdrawal.(d)Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.
Calculation Method of Benefit [Text Block]	For example, if an Owner with $100,000 in Accumulation Value experiences one of the Qualifying Events described in (a) – (c) above in Policy Year 3, he or she will be able to take withdrawals from his or her policy without having to pay a surrender charge on such withdrawals for as long as the Owner satisfies the conditions of eligibility. If the Owner were to experience the Qualifying Event of Unemployment in (d) in Policy Year 3, he or she would be able to make a one-time withdrawal of up to $50,000 without having to pay a surrender charge on such withdrawal. If he or she were to withdraw in excess of $50,000, he or she would pay a surrender charge on the amount exceeding $50,000 and on any subsequent withdrawals. You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
New York Life Premier Variable Annuity - FP Series | AutomaticAssetRebalancingMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Variable Accumulation Value(either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the traditional Dollar Cost Averaging option.•You must have a minimum Accumulation Value of $2,500 to elect this option, NAME OFBENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OFRESTRICTIONS/LIMITATIONSDivision at a pre–set level.and a minimum of $2,500 to continue it as scheduled.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Operation of Benefit [Text Block]	This policy feature, which is available at no additional cost, allows you to automatically maintain the percentage of your Variable Accumulation Value allocated to each Investment Division at a pre-set level. Unless you opt out of AAR on your application or in a subsequent notice, your policy will be subject to AAR. AAR works as follows: You might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP PineStone International Equity Investment Division. Over time, the fluctuations in returns from each of these Investment Divisions will shift the percentages of your Variable Accumulation Value in each Investment Division. Using AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. AAR also applies if your Variable Accumulation Value is allocated to an Asset Allocation Model. You can choose to have AAR transfers made on your quarterly, semi-annual, or annual Policy Anniversary. If at any time you elect not to use the AAR feature and then change your mind, you must send a completed AAR request form to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or by any other method we make available. The New York Life Annuities Service Center must receive the completed AAR request form at least five Business Days before the date that the rebalancing is scheduled to begin. If we receive your completed AAR request form for this option less than five Business Days prior to the date you request rebalancing to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed AAR requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. We will suspend AAR automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangement. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may cancel the AAR feature at any time by sending a written cancellation request in Good Order to the New York Life Annuities Service Center or by contacting us by phone or online as described in the “CONTACTING NYLIAC” section of this Prospectus. You may not elect the AAR feature if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.
New York Life Premier Variable Annuity - FP Series | TraditionalDollarCostAveragingMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the Automatic Asset Rebalancing option, or with IPR.•For premium based M&E Charge policies, amounts cannot be transferred to the Fixed Account (if applicable).•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Operation of Benefit [Text Block]	Traditional Dollar Cost Averaging (not available with IPR)This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. Please note that for Premium-Based Base Contract Charge policies, amounts cannot be transferred to the Fixed Account (if applicable) You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi–annually or annually). You may not use traditional dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under the Dollar Cost Averaging Option, the New York Life Annuities Service Center must have received a completed Dollar Cost Averaging request form in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Dollar Cost Averaging transfer by any other method we make available. If your Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Dollar Cost Averaging request forms must be sent to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging option, you must send a written cancellation request in Good Order to the New York Life Annuities Service Center or contact us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Rebalancing option. However, you have the option of alternating between these two features.
New York Life Premier Variable Annuity - FP Series | TheDCAAdvantageAccountMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The DCA Advantage Account
Purpose of Benefit [Text Block]	Allows you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•DCA Advantage Account duration may not extend beyond the Annuity Commencement Date.•You may not have more than one DCA Advantage Account open at the same time.•You must allocate a minimum of $2,000 to the DCA Advantage Account; any premium payment less than $2,000 will be allocated directly to the Investment Divisions in accordance with the instructions we have on file.•You cannot make transfers into the DCA Advantage Account from any Allocation Option.•The annual effective interest rate for the DCA Advantage Account shown on your Policy Data Pageapplies only to your initial premium payment. Interest rates applied to subsequent premium payments allocated to the DCA Advantage Account may differ.•The benefits payable under the DCA Advantage NAME OFBENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OFRESTRICTIONS/LIMITATIONSAccount (including principal and interest) are payable from NYLIAC's general account and are subject to its claims-paying ability.
Name of Benefit [Text Block]	The DCA Advantage Account
Operation of Benefit [Text Block]	The DCA Advantage AccountThis feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below. We credit amounts in the DCA Advantage Account with interest. You can request the DCA Advantage Account in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing or Interest Sweep. To set up a DCA Advantage Account you must send a completed DCA Advantage Account request form in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
Calculation Method of Benefit [Text Block]	If you wish to allocate to the DCA Advantage Account, each premium payment you allocate to it must be at least $2,000. If your payment is less than the $2,000 minimum, it will not be allocated to the DCA Advantage Account. Instead, it will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions or available Asset Allocation Model into which transfers from the DCA Advantage Account are to be made. However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. You may not make transfers from the DCA Advantage Account into the Fixed Account. We do not count transfers out of the DCA Advantage Account as part of your 12 free transfers each Policy Year. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer. You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the same interest rate. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6-month term will end on December 31 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions or Asset Allocation Model by December 31 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment of $2,000 or more is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re–activated and will earn the interest rate in effect on the Business Day the new premium payment is received at the New York Life Annuities Service Center. You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received. You cannot make transfers into the DCA Advantage Account from any Allocation Option.
New York Life Premier Variable Annuity - FP Series | InterestSweepMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Interest Sweep
Purpose of Benefit [Text Block]	Automatically transfers interest earned on the Fixed Account to be transferred to one or any combination of Investment Divisions.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Frequency of the transfers can be monthly, quarterly, semi–annually, or annually.•You must have a minimum of $2,500 in the Fixed Account to elect this option and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Interest Sweep
Operation of Benefit [Text Block]	Interest SweepThis optional benefit, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or an available Asset Allocation Model. You must specify the Investment Divisions and/or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually, or annually), and the day of each calendar month to make the transfers (except the 29th, 30th, and 31st of a month). NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). To request an Interest Sweep transfer, you must send an Interest Sweep request form in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The New York Life Annuities Service Center must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If the New York Life Annuities Service Center does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. The Interest Sweep option may be utilized in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing, or the DCA Advantage Account. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Rebalancing and the DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Rebalancing option or the DCA Advantage Account, we will process the Interest Sweep transfer first. You may cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to the New York Life Annuities Service Center or contact us by telephone as described in the “CONTACTING NYLIAC” section of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,000, or such a lower amount as we may determine. To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. You may also process an Interest Sweep transfer by any other method we make available. The New York Life Annuities Service Center must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If the New York Life Annuities Service Center does not receive an Interest Sweep request form in Good Order at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.
New York Life Premier Variable Annuity - FP Series | PaymentsReturnedMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
New York Life Premier Variable Annuity - FP Series | IPRResetandtheRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2019
New York Life Premier Variable Annuity - FP Series | IPRResetandtheRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2019
New York Life Premier Variable Annuity - FP Series | AutomaticAssetReallocationMember
Prospectus:
Operation of Benefit [Text Block]	Automatic Asset Rebalancing
New York Life Premier Variable Annuity - FP Series | DollarCostAveragingMember
Prospectus:
Operation of Benefit [Text Block]	Dollar Cost Averaging ProgramsThe main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit in rising markets or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either of the Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP Wellington U.S. Equity—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units: The average unit price is calculated as follows: The average unit cost is calculated as follows: In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four-month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPAmericanCenturySustainableEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPCBREGlobalInfrastructurePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPEpochUSEquityYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPFloatingRatePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPIncomeBuilderPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPIQHedgeMultiStrategyPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPMackayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPMackayGovernmentPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPMackayHighYieldCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPMackayStrategicBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPNaturalResourcesPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPPIMCORealReturnPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainStayVPPineStoneInternationalEquityServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPSmallCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPUSGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPWellingtonMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPWellingtonSmallCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPWellingtonUSEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MainstayVPWinslowLargeCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | ABVPSRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | AmericanFundsISNewWorldFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | AmericanFundsISWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | BlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | BNYMellonIPTechnologyGrowthPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | BNYMellonSustainableUSEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | DelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPContrafundSMPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPEquityIncomePortfolioSMServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPFundsMangers60PortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPHealthCarePortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | JanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MFSInvestorsTrustSeriesServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | MorganStanleyVIFUSRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | NeubergerBermanAMTMidCapGrowthPortfolioClassSMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | PIMCOVITIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | PIMCOVITLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | InvestmentPreservationRider50Member | WesternAssetCorePlusVITPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	For policy owners who are age 80 or younger when the policy is issued, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; (ii) the Return of Premium Death Benefit; or (iii) for policies applied for 5/1/2020 and after, the Step–up Death Benefit. For policy owners age 81 to 85 when the policy is issued, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; or (ii) the Return of Premium Death Benefit.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Standard Death Benefit – Death Before Annuity CommencementUnless amended by any rider attached to the policy, if the Owner dies prior to the Annuity Commencement Date, we will pay the Standard Death Benefit amount as proceeds to the designated Beneficiary(ies), as of the date the New York Life Annuities Service Center receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies purchased before February 13, 2023 and owned by a grantor trust, benefits will be paid upon the death of any grantor. For policies owned by grantor trusts and purchased after February 13, 2023, benefits will be paid upon the death of the Annuitant. The Standard Death Benefit amount will be the greatest of: (a)the Accumulation Value; or(b)the Return of Premium Death Benefit; or(c)the Step–up Death Benefit (for policies applied for 5/1/2020 and after, if you were Age 80 or less when the policy was issued).For policyowners who are age 81 to 85 on the Policy Date, the Standard Death Benefit amount will be the greater of: (a)the Accumulation Value; or(b)the Return of Premium Death BenefitIf more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. The remaining balance in the policy after paying each Beneficiary will remain in each Allocation Option in which the policy was invested as of the date we received proof of death in Good Order. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time. We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds: (i)under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or(ii)under another Income Payment option we may offer at the time.Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”) If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 2 –State Variations.” We will make any distribution or application of policy proceeds within 7 days after the New York Life Annuities Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus in Good Order, subject to postponement in certain circumstances. (See “The POLICIES—Delay of Payments.”)
Calculation Method of Benefit [Text Block]	How the Standard Death Benefit is Calculated Here is an example of how the Standard Death Benefit is calculated for policies issued to policyowners aged 80 or younger. Assume that: (1)You purchase this policy with a $200,000 premium payment;(2)A $20,000 withdrawal is made at the end of the second Policy Year, and the Accumulation Value immediately preceding the withdrawal is $240,000;(3)The Accumulation Value as of the seventh Policy Anniversary is $225,000; and(4)You die in the eighth Policy Year, and the Accumulation Value upon death is $175,000At issue, the Adjusted Death Benefit Premium Payments are equal to $200,000 Due to the $20,000 withdrawal at the end of the second Policy Year, the Adjusted Death Benefit Premium Payments were reduced by $16,666.67, calculated as follows: ($20,000 / $240,000) * $200,000 = $16,666.67. Upon death in the eighth policy year, the Standard Death Benefit is $225,000, which is the greater of: a)the Accumulation Value upon death= $175,000, orb)Premium payments less any Return of Premium Death Benefit Proportional Withdrawal;= $183,333.33 (calculated as follows: $200,000 - $16,666.67 = $183,333.33), orc)the Step-Up Death Benefit (for policies applied for 5/1/2020 and after, if you were Age 80 or less when the policy was issued)= $225,000In this example, for policies issued to policyowners aged 80 or younger, your Beneficiary would receive $225,000 For policies issued to policyowners aged 81-85, the Step-Up Death Benefit is not available. Accordingly, your beneficiaries would receive the greater of (a) or (b) above. In this case, it would be $183,333.33 as calculated in (b).
New York Life Premier Variable Annuity - FP Series | AccumulationValuebasedMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 30
New York Life Premier Variable Annuity - FP Series | AccumulationValuebasedMember | DuringtheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.20%
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
New York Life Premier Variable Annuity - FP Series | AccumulationValuebasedMember | AftertheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | PremiumbasedMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 30
New York Life Premier Variable Annuity - FP Series | PremiumbasedMember | DuringtheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.30%
Base Contract Expense (of Other Amount), Current [Percent]	1.30%
New York Life Premier Variable Annuity - FP Series | PremiumbasedMember | AftertheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.10%
Base Contract Expense (of Other Amount), Current [Percent]	1.10%